Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events
Subsequent events

(31) Subsequent events

a)	Business acquisition agreement

On January 24, 2022 the Company acquired 100% of the shares of RYC Alimentos “RYC”, it is dedicated to multiprotein processing and marketing with production centers in the state of Puebla, Mexico; transaction that was approved by Federal Economic Competition Commission (COFECE, for its Spanish acronym). The purchase price was $1,251,516.

The agreement contemplates the acquisition of 2 plants located in Puebla, Puebla, as well as its scheme of approximately 21 stores located in 4 states of the Mexican Republic (Puebla, Oaxaca, Veracruz and Tlaxcala).

At the date of the consolidated financial statements, the Company is still in the process of determining the fair value of the net assets acquired in accordance with the requirements of IFRS 3.

b)	Intention to launch Tender Offer for Bachoco’s Shares

On March 25, 2022, the Company announces that a vehicle (the “Offeror”) in which current shareholders of the Robinson Bours family participate, communicated to Bachoco’s Board of Directors its intention to initiate the process to launch a voluntary tender offer for up to all of the outstanding shares of Bachoco, including shares represented by American Depositary Receipts (ADRs), which are not owned directly or indirectly by such shareholders or their affiliates, representing approximately 27% of the outstanding capital of Bachoco.

The tender offer will be subject to various corporate and regulatory requirements, including registration before the Mexican Securities, Exchange Commission, filing with the US Securities and Exchange Commission and the authorization of the Board of Directors of Bachoco. This offer, as of the date of these consolidated financial statements, has not started and no formal document has been filed on it.

Subsequent to the tender offer closing, the offeror intends to delist the outstanding shares on the markets where its shares are listed, including the New York Stock Exchange and the Bolsa Mexicana de Valores, and to deregister the shares under the US Securities Exchange Act of 1934, as amended.

c) Russia-Ukraine conflict

On February 24, 2022, a large-scale military invasion of Ukraine by Russian troops was reported. Although the duration and impact of the ongoing military conflict are highly unpredictable, the conflict in Ukraine could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, increased energy and other input costs, and supply chain disruptions. We continue to monitor the situation in Ukraine and globally and assess its potential impact on our business.